BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 193,026	$ 0
Additions	55,261	445,616
Settlements	125,005	(59,831)
Change in fair value	(291,591)	(192,759)
Ending balance	$ 81,701	$ 193,026